RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 13 - RELATED PARTIES

The Company purchases and sells certain products and services from iTEK Services, Inc. (“iTEK”), a privately held company owned by an unrelated ESOP.  iTEK was affiliated with the Company through limited overlapping management and Board representation by the Company's Chief Executive Officer (“CEO”) and former Chief Financial Officer (“CFO”).  Purchases from iTEK are on similar terms that the Company would have received from an unrelated third-party.

Effective upon the resignation of the Company’s former CFO during July 2012, and the concurrent discontinuance of the CEO’s iTEK Board representation, the parties have no further overlapping management and therefore are no longer considered related parties effective August 2012.

The Company had accounts payable to its former CFO of approximately $0 and $855,000 at September 30, 2012 and December 31, 2011, respectively, including accrued interest.  The outstanding accounts payable balance accrued interest at 12% per annum until June 4, 2012, at which time the interest rate increased to 25% pursuant to the Consent and Waiver described in Note 9.  Following the resignation of the Company’s former CFO in July 2012, the Company fully repaid the amount due to the former CFO.  The Company incurred interest expense to these related parties totaling approximately $114,000 and $251,000, for the nine months ended September 30, 2012 and 2011, respectively.

The Company has a related party receivable of $357,326 from the seller of Apex in connection with the Working Capital requirement as defined in the Purchase Agreement and described in Note 5.

Separation Agreement - On July 23, 2012, the Company and Donald W. Rowley (“DWR”) entered into a Separation Agreement and General Release (“Separation Agreement”).  Pursuant to the Separation Agreement, DWR resigned as the Company’s Chief Financial Officer and Director as of July 23, 2012, and as an employee of the Company on July 23, 2012.  Pursuant to the Separation Agreement, the Company agreed to pay DWR a total of $205,292 in equal installments in accordance with the Company’s payroll cycle beginning on August 1, 2012 through December 31, 2012. This amount was fully accrued for during the quarter ended September 30, 2012. The Separation Agreement also contains a general release from DWR.

Under the Separation Agreement, the Company also acknowledged that it owes DWR the amount of $890,633 as of July 23, 2012, which will be paid in accordance with an Accounts Payable Payment Plan agreement, between the Company and DWR dated July 23, 2012 (“Accounts Payable Agreement”).  Pursuant to the Account Payable Agreement, the Company agreed to pay interest monthly in arrears (beginning on August 1, 2012) to DWR with interest computed daily on the outstanding balance at an annual interest rate of 25%.  Under the Accounts Payable Agreement, the Company will make payments to DWR of $36,000 per month due on the first day of each month beginning May 1, 2013. The total amount due to DWR under the Accounts Payable Agreement was paid in full during the quarter ended September 30, 2012.

NOTE 15 - RELATED PARTIES

The Company purchases and sells certain products and services from iTEK Services, Inc. (“iTEK”), a privately held company owned by an unrelated ESOP.  iTEK is affiliated with the Company through limited overlapping management and Board representation by the Company's Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”).  During the years ended December 31, 2011 and 2010, the Company purchased products and services for $402,000 and $819,000, respectively, from iTEK.  Sales to iTEK during the years ended December 31, 2011 and 2010, were $4,000 and $436,000, respectively.  The net amounts due to iTEK were $16,000 and $116,000 at December 31, 2011 and 2010, respectively.  These sales to iTEK were at no incremental margin over the Company’s actual cost.  Purchases from iTEK are on similar terms that Company would have received from an unrelated third-party.

The Company has accounts payable to its CEO and its CFO, of $855,000 and $1,225,000 at December 31, 2011 and 2010, respectively, including accrued interest.  The outstanding accounts payable balance accrues interest at 12% per annum, which was reduced from 25% in June 2011. (See Note 10).  The Company incurred interest expense to related parties totaling approximately $275,000 and $464,000, for the years ended December 31, 2011 and 2010, respectively.

As of December 31, 2011 and December 31, 2010, the Company has accrued interest payable to David Rifkin, a Director of the Company, of approximately $0 and $265,000, respectively, from a prior debt issuance which principal has been previously paid.

In December 2010, the Company sold 27,652 shares of its Series B Preferred Stock to Robert M. Chaiken, a Director of the Company.  The shares were sold at the same price as 103,695 additional shares sold to an independent third party.